UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21485

Cohen & Steers Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments

COHEN & STEERS INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value

COMMON STOCK 119.7%
CONSUMER DISCRETIONARY—CABLE & SATELLITE 5.0%
Eutelsat Communications (France)(a)	156,700	$5,570,547
SES SA (Luxembourg)(a),(b)	2,780,900	70,218,867
		75,789,414
ENERGY 20.6%
INTEGRATED OIL & GAS 1.6%
Origin Energy Ltd. (Australia)(a)	1,608,700	24,431,502
OIL & GAS STORAGE & TRANSPORTATION 19.0%
DCP Midstream Partners LP (a),(c)	731,795	23,512,573
Enbridge (Canada)	100,000	4,769,359
Enbridge Energy Partners LP (a)	132,318	6,691,321
Energy Transfer Partners LP (a),(c)	720,477	33,761,552
Enterprise Products Partners LP (a),(c)	1,132,400	39,158,392
Kinder Morgan Energy Partners LP (a),(c)	396,492	25,938,507
Magellan Midstream Partners LP (a)	106,900	5,080,957
MarkWest Energy Partners LP (a),(c)	1,416,500	43,415,725
Spectra Energy Corp. (a),(c)	492,834	11,103,550
TransCanada Corp. (Canada)(a)	1,223,400	44,833,307
Williams Cos. (The) (a),(c)	796,450	18,397,995
Williams Partners LP (a),(c)	728,794	29,319,383
		285,982,621
TOTAL ENERGY		310,414,123
FINANCIAL—BANK 0.2%
SJB Escrow Corp., Class A, 144A (d),(e),(f),(g)	128,300	2,566,000
INDUSTRIALS 19.9%
AIRPORT SERVICES 2.6%
Auckland International Airport Ltd. (New Zealand)(a)	5,293,013	7,294,189
MAp Group (Australia)(a)	11,214,268	31,798,491
		39,092,680

	Number of Shares	Value

CONSTRUCTION & ENGINEERING 6.3%
Ferrovial SA (Spain)(a)	3,751,200	$36,479,232
Vinci SA (France)(a)	992,807	58,511,710
		94,990,942
HIGHWAYS & RAILTRACKS 5.8%
Abertis Infraestructuras S.A. (Spain)(a)	1,200,600	23,107,671
Anhui Expressway Co. (Hong Kong)(g)	698,400	477,638
Atlantia S.p.A. (Italy)(a),(b)	1,772,200	41,361,802
Cia de Concessoes Rodoviarias (Brazil)(a)	424,427	9,424,816
Sichuan Expressway Co. Ltd. (Hong Kong)(a)	6,906,000	4,100,417
Transurban Group (Australia)(a)	2,086,500	9,669,118
		88,141,462
INDUSTRIAL CONGLOMERATES 0.4%
Beijing Enterprises Holdings Ltd. (Hong Kong)	918,500	6,388,125
MARINE PORTS & SERVICES 0.6%
Dalian Port (PDA) Co., Ltd. (Hong Kong)	7,836,400	3,673,825
Santos Brasil Participacoes SA (Brazil)	544,216	5,355,403
		9,029,228
RAILROADS 4.2%
East Japan Railway Co. (Japan)(a)	907,300	63,081,078
TOTAL INDUSTRIALS		300,723,515
REAL ESTATE 0.1%
DIVERSIFIED 0.0%
Cousins Properties	2,665	22,146
OFFICE 0.1%
Hongkong Land Holdings Ltd. (USD) (Singapore)(a)	222,700	1,129,089
SHOPPING CENTER 0.0%
REGIONAL MALL 0.0%
Macerich Co.(a),(c)	5,609	214,881
TOTAL REAL ESTATE		1,366,116

	Number of Shares	Value

TELECOMMUNICATION SERVICES 11.9%
ALTERNATIVE CARRIERS 1.6%
Inmarsat PLC (United Kingdom)(a)	2,110,100	$24,207,685
INTEGRATED TELECOMMUNICATIONS SERVICES 2.9%
AT&T (a),(c)	842,100	21,759,864
Verizon Communications (a),(c)	706,300	21,909,426
		43,669,290
WIRELESS TELECOMMUNICATION SERVICES 7.4%
American Tower Corp. (a),(c),(g)	1,738,800	74,090,268
Crown Castle International Corp. (a),(c),(g)	625,300	23,905,219
SBA Communications Corp. (a),(g)	357,000	12,876,990
		110,872,477
TOTAL TELECOMMUNICATION SERVICES		178,749,452

	Number of Shares	Value

UTILITIES 62.0%
ELECTRIC UTILITIES 36.8%
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)(a)	7,911,500	$30,467,057
Cia de Transmissao de Energia Eletrica Paulista (Brazil)	404,536	10,657,357
CLP Holdings Ltd. (Hong Kong)(a)	3,056,500	21,808,945
Companhia Energetica de Minas Gerais (ADR) (Brazil)(a)	137,900	2,294,656
CPFL Energia SA (Brazil)	780,977	15,528,634
Duke Energy Corp. (a),(b),(c)	1,800,268	29,380,374
E.ON AG (Germany)(a)	869,900	32,116,735
E.ON AG (ADR) (Germany)(a)	16	590
Electricite de France (France)(a)	137,600	7,508,320
Enel S.p.A. (Italy)(a)	7,458,960	41,708,214
Entergy Corp. (a),(c)	411,150	33,447,053
Exelon Corp. (a),(b),(c)	525,850	23,037,489
Fortum Oyj (Finland)(a)	1,839,900	45,004,469
FPL Group (a),(c)	829,300	40,080,069
Hongkong Electric Holdings Ltd. (Hong Kong)(a)	1,955,900	11,587,906
ITC Holdings Corp. (a),(c)	222,590	12,242,450
Kansai Electric Power Co. (The) (Japan)(a)	993,200	22,755,743
Northeast Utilities (a)	220,871	6,104,874
Pepco Holdings (a)	234,242	4,017,250
Scottish and Southern Energy PLC (United Kingdom)(a)	2,748,358	45,918,643
Southern Co. (a),(c)	1,230,409	40,800,363
Terna Rete Elettrica Nazionale S.p.A. (Italy)(a)	12,613,200	54,557,869
Tokyo Electric Power Co. (The) (Japan)(a)	883,100	23,539,258
		554,564,318
GAS UTILITIES 4.7%
EQT Corp. (a),(c)	242,183	9,929,503
Questar Corp. (a),(c)	214,807	9,279,662
Snam Rete Gas S.p.A. (Italy)(a)	9,175,900	46,506,360
Xinao Gas Holdings Ltd. (Hong Kong)	1,944,000	4,967,506
		70,683,031

	Number of Shares	Value

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 1.0%
AES Tiete S.A. (Brazil)	883,200	$9,585,155
China Longyuan Power Group Corp. (Hong Kong)(g)	5,031,300	5,955,198
		15,540,353
MULTI UTILITIES 16.0%
AGL Energy Ltd. (Australia)(a)	983,600	13,566,087
Alliant Energy Corp.	184,800	6,146,448
CenterPoint Energy (a)	413,746	5,941,393
CMS Energy Corp. (a)	406,994	6,292,127
GDF Suez (France)(a)	342,944	13,247,448
National Grid PLC (United Kingdom)(a)	2,212,807	21,541,137
PG&E Corp. (a),(c)	676,907	28,714,395
Public Service Enterprise Group (a),(c)	798,800	23,580,576
RWE AG (Germany)(a)	366,700	32,490,599
Sempra Energy (a),(c)	500,500	24,974,950
Suez Environnement SA (France)	912,000	20,989,757
United Utilities Group PLC (United Kingdom)(a)	2,723,523	23,103,154
Veolia Environnement (France)	99,200	3,440,723
Wisconsin Energy Corp. (a),(c)	331,800	16,394,238
		240,423,032
WATER UTILITIES 3.5%
American Water Works Co. (a),(c)	545,281	11,865,314
Beijing Enterprises Water Group Ltd. (Hong Kong)	12,532,000	4,632,365
China Water Affairs Group Ltd. (Hong Kong)	10,632,000	4,683,188
Pennon Group PLC (United Kingdom)(a)	1,110,477	8,804,897
Severn Trent PLC (United Kingdom)(a)	1,261,950	22,884,345
		52,870,109
TOTAL UTILITIES		934,080,843
TOTAL COMMON STOCK (Identified cost—$1,741,603,040)		1,803,689,463

	Number of Shares	Value

PREFERRED SECURITIES—$25 PAR VALUE 17.4%
BANK 1.1%
BB&T Capital Trust VII, 8.10%, due 11/1/64(a)	138,000	$3,676,320
Citigroup Capital VII, 7.125%, due 7/31/31, (TruPS)	350,000	7,700,000
Citigroup Capital VIII, 6.95%, due 9/15/31, (TruPS)(a)	134,797	2,826,693
JPMorgan Chase Capital XXVIII, 7.20%, due 12/22/39(a)	121,900	3,197,437
		17,400,450
BANK—FOREIGN 2.1%
Barclays Bank PLC, 8.125%(a)	199,800	5,142,852
Deutsche Bank Contingent Capital Trust II, 6.55%(a)	134,036	3,065,403
Deutsche Bank Contingent Capital Trust III, 7.60%(a)	423,606	10,522,373
Deutsche Bank Contingent Capital Trust V, 8.05%(a),(c)	38,439	979,041
Santander Finance Preferred, 4.00%, Series 6 (FRN)(a)	199,700	3,732,393
Santander Finance Preferred, 10.50%, Series 10(a)	308,387	8,711,933
		32,153,995
ELECTRIC—INTEGRATED 0.3%
Entergy Louisiana LLC, 6.00%, due 3/15/40	157,500	3,887,100
FINANCE—MORTGAGE LOAN/BROKER 1.1%
Countrywide Capital IV, 6.75%, due 4/1/33(a)	475,000	10,198,250
Countrywide Capital V, 7.00%, due 11/1/36(a)	125,000	2,806,250
JPMorgan Chase Capital XXIX, 6.70%, due 4/2/40	140,000	3,465,000
		16,469,500
INSURANCE 4.1%
MULTI-LINE—FOREIGN 3.0%
Aegon NV, 6.50%(a)	380,016	7,782,728
Aegon NV, 6.875%	170,000	3,668,600
Allianz SE, 8.375%(a)	472,195	12,218,046
ING Groep N.V., 7.05%(a)	300,000	6,396,000
ING Groep N.V., 7.375%(a)	698,289	15,334,426
		45,399,800

	Number of Shares	Value

PROPERTY CASUALTY—FOREIGN 0.3%
Arch Capital Group Ltd., 8.00%(a)	193,000	$4,983,260
REINSURANCE—FOREIGN 0.8%
Aspen Insurance Holdings Ltd., 7.401%, Series A(a)	250,000	5,780,000
Axis Capital Holdings Ltd., 7.25%, Series A(a)	97,785	2,435,824
Axis Capital Holdings Ltd., 7.50%, Series B ($100 par value)	40,000	3,550,000
		11,765,824
TOTAL INSURANCE		62,148,884
INTEGRATED TELECOMMUNICATIONS SERVICES 0.8%
Telephone & Data Systems, 7.60%, due 12/1/41, Series A(a),(c)	407,225	10,099,180
United States Cellular Corp., 7.50%, due 6/15/34(a)	91,177	2,281,249
		12,380,429
MEDIA—DIVERSIFIED SERVICES 0.7%
Comcast Corp., 7.00%, due 9/15/55, Series B(a)	394,282	10,014,763
REAL ESTATE 6.5%
DIVERSIFIED 0.5%
Duke Realty Corp., 8.375%, Series O(a)	77,300	1,977,334
Forest City Enterprises, 7.375%, due 2/1/34, Class A(a)	259,975	5,589,463
		7,566,797
HEALTH CARE 1.8%
Health Care REIT, 7.875%, Series D(a)	99,813	2,490,334
Health Care REIT, 7.625%, Series F(a)	310,000	7,657,000
LTC Properties, 8.00%, Series F(a),(c)	458,415	11,478,712
Omega Healthcare Investors, 8.375%, Series D(a)	222,464	5,764,042
		27,390,088
HOTEL 0.3%
LaSalle Hotel Properties, 8.00%, Series E(a)	170,000	4,040,900

	Number of Shares	Value

OFFICE 1.9%
Alexandria Real Estate Equities, 8.375%, Series C(a)	303,168	$7,627,707
Brandywine Realty Trust, 7.50%, Series C(a)	160,010	3,709,032
SL Green Realty Corp., 7.625%, Series C(a)	437,218	10,501,976
SL Green Realty Corp., 7.875%, Series D(a)	291,983	7,089,347
		28,928,062
OFFICE/INDUSTRIAL 0.8%
PS Business Parks, 6.875%, Series I(a)	245,000	5,588,450
PS Business Parks, 7.95%, Series K(a)	230,000	5,717,800
		11,306,250
RESIDENTIAL— APARTMENT 0.2%
Apartment Investment & Management Co., 8.00%, Series T(a)	138,400	3,349,280
SHOPPING CENTER 1.0%
COMMUNITY CENTER 0.6%
Developers Diversified Realty Corp., 7.50%, Series I(a)	433,439	9,774,049
REGIONAL MALL 0.4%
CBL & Associates Properties, 7.75%, Series C(a)	236,641	5,267,629
TOTAL SHOPPING CENTER		15,041,678
TOTAL REAL ESTATE		97,623,055
UTILITIES 0.7%
ELECTRIC UTILITIES 0.3%
FPL Group, 8.375%, due 6/1/12, ($50 par value)(a)	100,000	5,043,000
ELECTRIC—INTEGRATED 0.4%
SCANA Corp., 7.70%, due 1/30/65(a)	190,000	5,204,100
TOTAL UTILITIES		10,247,100
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$258,152,712)		262,325,276

	Number of Shares	Value

PREFERRED SECURITIES—CAPITAL SECURITIES 16.3%
BANK 4.2%
Astoria Capital Trust I, 9.75%, due 11/1/29, Series B(a),(e)	3,000,000	$3,114,861
Bank of America Corp., 8.125%, due 12/29/49(a)	10,000,000	10,215,800
Citigroup Capital XXI, 8.30%, due 12/21/57(a)	4,000,000	4,070,000
CoBank ACB, 11.00%, Series C, 144A(a),(f)	160,000	8,360,000
JPMorgan Chase & Co., 7.90%, due 12/31/49(a)	10,570,000	11,306,771
PNC Preferred Funding Trust I, 8.70%, due 12/31/49, 144A(a),(f)	12,100,000	12,715,418
Sovereign Capital Trust VI, 7.908%, due 6/13/36(a)	3,415,000	3,126,440
Wells Fargo & Co., 7.98%, due 3/29/49(a)	10,250,000	10,762,500
		63,671,790
BANK—FOREIGN 2.3%
Abbey National Capital Trust I, 8.963%, due 12/29/49	5,000,000	5,362,885
Barclays Bank PLC, 6.278%, due 12/31/49(a)	10,240,000	8,448,000
Barclays Bank PLC, 7.434%, due 9/29/49, 144A(a),(f)	5,750,000	5,750,000
Groupe BPCE SA, 12.50%, due 8/29/49, 144A(a),(f)	7,011,000	8,144,013
HSBC Capital Funding LP, 10.176%, due 12/29/49, 144A(a),(f)	4,250,000	5,478,250
		33,183,148
FINANCE— CREDIT CARD 1.1%
American Express Co., 6.80%, due 9/1/66(a)	3,500,000	3,438,750
Capital One Capital III, 7.686%, due 8/15/36(a)	11,000,000	10,628,750
Capital One Capital VI, 8.875%, due 5/15/40	2,000,000	2,194,568
		16,262,068
FOOD 0.7%
Dairy Farmers of America, 7.875%, 144A(a),(e),(f)	60,000	4,873,128
HJ Heinz Finance Co, 8.00%, due 7/15/13, 144A(a),(f)	50	5,289,062
		10,162,190
INSURANCE 4.3%
LIFE/HEALTH INSURANCE 0.5%
Lincoln National Corp., 7.00%, due 5/17/66(a)	8,500,000	7,820,000

	Number of Shares	Value

MULTI-LINE 0.9%
Metlife Capital Trust IV, 7.875%, due 12/15/37, 144A(a),(f)	6,000,000	$6,180,000
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A(a),(f)	7,000,000	7,945,000
		14,125,000
MULTI-LINE—FOREIGN 0.4%
Aegon NV, 3.922%, due 7/15/49 (FRN)	4,330,000	2,841,562
Old Mutual Capital Funding, 8.00%, due 5/29/49, (Eurobond)(b)	3,500,000	3,378,200
		6,219,762
PROPERTY CASUALTY 2.5%
ACE Capital Trust II, 9.70%, due 4/1/30(a)	4,470,000	5,226,682
Catlin Insurance Co., 7.249%, due 12/1/49, 144A(a),(f)	8,000,000	7,120,000
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(a),(f)	7,000,000	6,265,000
Liberty Mutual Group, 10.75%, due 6/15/58, 144A(a),(f)	8,000,000	9,040,000
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(a),(f)	4,000,000	3,442,024
ZFS Finance USA Trust I, 6.15%, due 12/15/65, 144A(a),(f)	4,500,000	4,432,500
ZFS Finance USA Trust II, 6.45%, due 12/15/65, 144A(a),(f)	2,065,000	1,992,725
		37,518,931
TOTAL INSURANCE		65,683,693
OIL—EXPLORATION AND PRODUCTION 0.2%
Pemex Project Funding Master Trust, 7.75%, due 9/28/49	3,144,000	3,135,354
PIPELINES 1.6%
Enbridge Energy Partners LP, 8.05%, due 10/1/37(a)	12,250,000	12,143,057
Enterprise Products Operating LP, 8.375%, due 8/1/66(a)	11,930,000	12,123,672
		24,266,729
UTILITIES 1.9%
ELECTRIC UTILITIES 0.2%
FPL Group Capital, 7.30%, due 9/1/67, Series D	2,975,000	3,009,010
GAS UTILITIES 0.8%
Southern Union Co., 7.20%, due 11/1/66(a)	13,850,000	12,915,125

	Number of Shares	Value

MULTI UTILITIES 0.9%
Dominion Resources, 7.50%, due 6/30/66, Series A(a)	9,809,000	$9,870,169
PPL Capital Funding, 6.70%, due 3/30/67, Series A(a)	4,000,000	3,494,668
		13,364,837
TOTAL UTILITIES		29,288,972
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$228,753,773)		245,653,944

	Principal Amount

CORPORATE BONDS 2.2%
ELECTRIC—INTEGRATED 0.4%
CMS Energy Corp., 5.50%, due 6/15/29(a)	$3,000,000	3,596,250
WPS Resources Corp., 6.11%, due 12/1/66(a)	2,780,000	2,491,400
		6,087,650
INTEGRATED TELECOMMUNICATIONS SERVICES 1.2%
Citizens Communications Co., 7.875%, due 1/15/27(a)	2,000,000	1,810,000
Citizens Communications Co., 9.00%, due 8/15/31(a)	13,050,000	12,789,000
Embarq Corp., 7.995%, due 6/1/36(a)	4,000,000	4,066,948
		18,665,948
MEDIA 0.4%
Cablevision System Corp., 8.625%, due 9/15/17, 144A(a),(f)	5,500,000	5,843,750
REAL ESTATE—SHOPPING CENTER— COMMUNITY CENTER 0.2%
Developers Diversified Realty Corp., 7.50%, due 4/1/17	2,250,000	2,279,327
TOTAL CORPORATE BONDS (Identified cost—$31,600,206)		32,876,674

		Number of Shares	Value

SHORT-TERM INVESTMENTS 1.1%
MONEY MARKET FUNDS
Federated Government Obligations Fund, 0.02%(h)		8,660,502	$8,660,502
State Street Institutional Liquid Reserves Fund, 0.13%(h)		8,661,596	8,661,596
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$17,322,098)			17,322,098

TOTAL INVESTMENTS (Identified cost—$2,277,431,829)	156.7%		2,361,867,456

LIABILITIES IN EXCESS OF OTHER ASSETS	(56.7)		(854,450,536)

NET ASSETS (Equivalent to $17.42 per share based on 86,555,582 shares of common stock outstanding)	100.0%		$1,507,416,920

Glossary of Portfolio Abbreviations
ADR	American Depositary Receipt
FRN	Floating Rate Note
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities
USD	United States Dollars

Note: Percentages indicated are based on the net assets of the Fund.

(a) A portion or all of the security is pledged in connection with the revolving credit agreement: $1,710,499,977 has been pledged as collateral.

(b) A portion of the security is segregated as collateral for interest rate swap transactions: $21,825,282 has been segregated as collateral.

(c) A portion or all of the security has been rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $513,610,121.

(d) Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent 0.2% of net assets of the Fund.

(e) Illiquid security. Aggregate holdings equal 0.7% of net assets of the Fund.

(f) Resale is restricted to qualified institutional investors. Aggregate holdings equal 7.0% of net assets of the Fund.

(g) Non-income producing security.

(h) Rate quoted represents the seven day yield of the fund.

Interest rate swaps outstanding at March 31, 2010 are as follows:

		Fixed	Floating Rate(a)
	Notional	Rate	(reset monthly)	Termination	Unrealized
Counterparty	Amount	Payable	Receivable	Date	Depreciation
Merrill Lynch Derivative Products AG	$35,000,000	3.510%	0.240%	December 22, 2012	$(1,863,063)
Merrill Lynch Derivative Products AG	$70,000,000	3.600%	0.247%	January 29, 2014	(3,874,541)
Royal Bank of Canada	$35,000,000	3.525%	0.230%	October 17, 2012	(1,855,962)
Royal Bank of Canada	$72,000,000	3.615%	0.247%	March 29, 2014	(4,004,644)
Royal Bank of Canada	$40,000,000	3.634%	0.247%	March 31, 2014	(2,250,925)
Royal Bank of Canada	$40,000,000	3.498%	0.240%	November 22, 2012	(2,096,792)
UBS AG	$35,000,000	2.905%	0.246%	May 25, 2012	(1,279,040)
UBS AG	$60,000,000	3.639%	0.230%	April 17, 2013	(3,541,539)
					$(20,766,506)

(a)  Based on LIBOR (London Interbank Offered Rate).  Represents rates in effect at March 31, 2010.

Cohen & Steers Infrastructure Fund, Inc.

NOTES TO FINANCIAL STATEMENTS

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Interest rate swaps are valued utilizing quotes received from an outside pricing service.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value.  Investments in open-end mutual funds are valued at their closing

Cohen & Steers Infrastructure Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock — Financial -Bank	$2,566,000	$—	$—	$2,566,000
Common Stock — Other Industries	1,801,123,463	$1,801,123,463	—	—
Preferred Securities - $25 Par Value — Finance — Mortgage Loan/Broker	16,469,500	13,004,500	3,465,000	—
Preferred Securities - $25 Par Value — Insurance — Multi — Line — Foreign	33,948,472	21,730,426	12,218,046	—
Preferred Securities - $25 Par Value — Insurance — Reinsurance - Foreign	11,765,824	8,215,824	3,550,000	—
Preferred Securities - $25 Par Value — Utilities Electric Utilities	5,043,000	—	5,043,000	—
Preferred Securities - $25 Par Value — Other Industries	195,098,480	195,098,480	—	—
Preferred Securities - Capital Securities - Food	10,162,190	—	5,289,062	4,873,128
Preferred Securities - Capital Securities — Other Industries	232,650,192	—	232,650,192	—
Corporate Bonds	35,718,237	—	35,718,237	—
Money Market Funds	17,322,098	—	17,322,098	—
Total Investments	$2,361,867,456	$2,039,172,693	$315,255,635	$7,439,128
Other Financial Instruments*	$(20,766,506)	—	$(20,766,506)	—

Cohen & Steers Infrastructure Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

* Other financial instruments are interest rate swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2009	$2,649,063
Change in unrealized depreciation	(413,630)
Net purchases	5,203,695
Balance as of March 31, 2010	$7,439,128

Investments classified as Level 3 infrequently trade and have significant unobservable inputs. The Level 3 preferred securities have been deemed illiquid and were valued by a pricing service which has utilized independent broker quotes. The Level 3 common stock has been fair valued utilizing inputs and assumptions which include book value, recent comparables in similar securities, as well as liquidity and market risk factors.

Cohen & Steers Infrastructure Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

Note 2. Derivative Instruments:  The following is a summary of the market valuations of the Fund’s derivative instruments as of March 31, 2010:

Interest rate contracts	$(20,766,506)

Interest Rate Swaps: The Fund uses interest rate swaps in connection with the sale of preferred shares and borrowing under its credit agreement. The interest rate swaps are intended to reduce the risk that an increase in short-term interest rates could have on the performance of the Fund’s common shares as a result of the floating rate structure of the preferred shares and the credit agreement. In these interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty agreeing to pay the Fund a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on the preferred shares and the credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the common shares. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected in the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that such amount is positive.

Note 3. Income Tax Information

As of March 31, 2010, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$2,277,431,829
Gross unrealized appreciation	$127,124,538
Gross unrealized depreciation	(42,688,911)
Net unrealized appreciation	$84,435,627

Item 2. Controls and Procedures

(a)                                The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                               During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INFRASTRUCTURE FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: June 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal executive officer		Title: Treasurer and principal financial officer

Date: June 1, 2010